RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2020 and 2021 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2020	2021
Mambo Fiesta Limited. (1)	Shareholder of the Company	$17	$—
Shanghai Qingxuan Co.,Ltd. (1)	Entity controlled by Mr. Herman Man Guo	1	—
Global Earning Pacific Ltd. (1)	Shareholder of the Company	2	—
Wealthy Environment Limited. (1)	Shareholder of the Company	1	—
AirMedia Holding Ltd. (1)	Entity controlled by Mr. Herman Man Guo	3	—
AirMedia Merger Company Ltd. (1)	Entity controlled by Mr. Herman Man Guo	3	—

		$27	$—
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

20.         RELATED PARTY TRANSACTIONS - continued

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2020	2021

Beijing Eastern Media Corporation Ltd.	Equity method investment	$—	$—
Mrs. Dan Shao (1)	Principal Shareholder	1,531	—

		$1,531	$—
(1)	As of December 31, 2020 and 2021, the Group had amount due to Mrs. Dan Shao of $1,531 and nil, respectively, representing a loan with annualized interest rate of 21.6% on a short-term basis for the Group’s use in operations. The balance as of December 31, 2020 has been repaid to Mrs. Dan Shao in January 2021.
(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2020 and 2021 were as follows:

	For the year ended December 31,
Transactions	2020	2021
Purchases from Beijing Eastern Media Corporation Ltd.	$2,423	$—